Goodwill - Impairment charge (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Goodwill [Line Items]
Impairment charge	¥ 22,800	$ 3,492
Tianbo Reporting Unit
Goodwill [Line Items]
Impairment charge	¥ 22,800	$ 3,500